Shareholder Report, Average Annual Return (Details) 193886_Innovator Defined Wealth Shield ETF_TF_TSR Annual {TF}	12 Months Ended	52 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Defined Wealth Shield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Defined Wealth Shield ETF NAV
Average Annual Return, Percent	7.03%	5.95%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	12.97%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	11.31%